Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

12. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2024 and June 30, 2025, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As of December 31, 2024, the net accrued charter revenue, totaling ($16,371), comprises of $11,929 separately reflected in Current assets, $2,688 separately reflected in Non-current assets and ($30,988) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2024 balance sheet. As of June 30, 2025, the net accrued charter revenue, totaling ($14,608), comprises of $9,262 separately reflected in Current assets, $4,482 separately reflected in Non-current assets and ($28,352) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2025 balance sheet. The maturities of the net accrued charter revenue as of June 30 of each 12-month period presented below are as follows:

12-month period ending June 30	Amount
2026	$(7,072)
2027	(5,148)
2028	(1,624)
2029	(702)
2030	(62)
Total	$(14,608)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2024 and June 30, 2025, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 11(a), with charter party assumed at value below its fair market value at the date of delivery of the vessel. During the six-month period ended June 30, 2025, the amortization of the liability amounted to $64, ($435 for the six-month period ended June 30, 2024) and is included in Voyage revenue in the accompanying consolidated statement of income.

	December 31, 2024	June 30 2025
Hires collected in advance	$8,470	$7,263
Charter revenue resulting from varying charter rates	30,988	30,309
Unamortized balance of charters assumed	64	-
Total	$39,522	$37,572
Less current portion	(24,902)	(25,554)
Non-current portion	$14,620	$12,018

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own in the company owning the containership Cape Artemisio. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. On December 11, 2023, the Company purchased the remaining 51% equity interest in the company owning the containership Arkadia. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 0.2 years. As of December 31, 2024 and June 30, 2025, the aggregate balance of time charter assumed (current and non-current) was $269 and $171, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the six-month periods ended June 30, 2024 and 2025, the amortization expense of Time-charter assumed amounted to $305 and $98, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income.